Amounts Expected to be Recognized in Net Periodic Benefit Cost Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	$ 205
Prior service cost recognition	(16)
Net initial obligation (asset) recognition
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	27
Net initial obligation (asset) recognition
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
(Gain) loss recognition	12
Prior service cost recognition	(10)
Net initial obligation (asset) recognition
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Net initial obligation (asset) recognition